Summary of Bank Loans and Acceptances - Business and Government (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Loans to business and government [Line Items]
Customers' liability under acceptances	$ 19,614	$ 19,733
Business and government [member]
Loans to business and government [Line Items]
Loans and acceptances	336,053	323,475
Allowance for loan and acceptances losses	2,888	2,739
Loans and acceptances, net of allowance	333,165	320,736
Business and government [member] | Loans at amortized cost [member]
Loans to business and government [Line Items]
Loans at amortized cost	315,478	301,389
Business and government [member] | Customers' liability under acceptances [member]
Loans to business and government [Line Items]
Customers' liability under acceptances	19,614	19,733
Business and government [member] | Loans at FVOCI [member]
Loans to business and government [Line Items]
Loans at FVOCI	$ 961	$ 2,353